Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	8.20%	5.40%
Carrying amount	S/ 90,465	S/ 102,972
Expected credit loss	S/ 7,433	S/ 5,539
Later Than Four Months [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	59.40%	76.50%
Carrying amount	S/ 11,871	S/ 6,641
Expected credit loss	S/ 7,055	S/ 5,080
Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	0.10%	0.00%
Carrying amount	S/ 63,676	S/ 65,314
Expected credit loss	S/ 64	S/ 28
Financial assets neither past due nor impaired [Member] | Less than one month [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	1.50%	0.90%
Carrying amount	S/ 8,538	S/ 21,233
Expected credit loss	S/ 124	S/ 190
Financial assets neither past due nor impaired [Member] | Later than one month and not later than two months [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	3.50%	1.70%
Carrying amount	S/ 3,807	S/ 6,112
Expected credit loss	S/ 135	S/ 105
Financial assets neither past due nor impaired [Member] | Later than two months and not later than three months [Member
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	2.10%	3.70%
Carrying amount	S/ 2,573	S/ 3,672
Expected credit loss	S/ 55	S/ 136
Financial assets neither past due nor impaired [Member] | Later than three months and not later than four months [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate
Carrying amount
Expected credit loss